Document and Entity Information	Jul. 14, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Markforged Holding Corp
Amendment Flag	false
Entity Central Index Key	0001816613
Document Type	8-K/A
Document Period End Date	Jul. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39453
Entity Tax Identification Number	98-1545859
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(866)
Local Phone Number	496-1805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	MKFG
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	MKFG.WS
Security Exchange Name	NYSE